NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 46,153	$ 49,110
Stock based compensation expense	98	295
Net income (loss) attributable to non-controlling interest	(157)	41
Non-controlling interest	46,094	49,446
Pgl [Member]
IfrsStatementLineItems [Line Items]
Balance		(81)
Stock based compensation expense
Net income (loss) attributable to non-controlling interest
Non-controlling interest		(81)
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Balance		2,451
Stock based compensation expense
Net income (loss) attributable to non-controlling interest
Non-controlling interest		2,451
Iox [Member]
IfrsStatementLineItems [Line Items]
Balance	46,173	46,712
Stock based compensation expense	98	295
Net income (loss) attributable to non-controlling interest	(140)	41
Non-controlling interest	46,131	47,048
SaugatuckMember
IfrsStatementLineItems [Line Items]
Balance	(20)	28
Stock based compensation expense
Net income (loss) attributable to non-controlling interest	(17)
Non-controlling interest	$ (37)	$ 28